T. ROWE PRICE Target 2030 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 42.2%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  79,505 4,215 4,161 17,187,540 81,641
New Income Fund  69,721 2,638 3,849 8,813,220 71,475
International Bond Fund (USD
Hedged)  24,486 1,687 1,327 2,991,742 25,430
U.S. Treasury Long-Term Index
Fund  16,399 733 1,180 2,255,713 17,414
Dynamic Global Bond Fund  16,455 1,433 869 2,198,319 16,927
Emerging Markets Bond Fund  16,525 578 920 1,799,077 16,785
High Yield Fund  15,038 712 770 2,584,262 15,428
Floating Rate Fund  5,974 234 828 580,332 5,391
Dynamic Credit Fund  2,347 196 128 274,803 2,435
Total Bond Mutual Funds (Cost $267,501) 252,926
EQUITY MUTUAL FUNDS 55.1%
T. Rowe Price Funds:
Value Fund  52,026 904 3,058 1,050,123 52,086
Growth Stock Fund  48,455 831 3,822 443,062 46,827
U.S. Large-Cap Core Fund  33,966 597 1,910 781,186 34,036
Equity Index 500 Fund  27,508 2,678 2,890 195,923 29,161
Overseas Stock Fund  25,395 442 1,083 1,841,076 25,665
International Value Equity Fund  24,764 424 1,032 1,348,231 25,050
International Stock Fund  22,236 393 1,137 1,072,132 22,740
Real Assets Fund  21,504 694 964 1,441,463 22,055
Hedged Equity Fund  12,787 235 528 1,061,898 13,253
Mid-Cap Growth Fund  12,334 216 504 114,674 12,584
Mid-Cap Value Fund  11,473 194 649 318,061 11,466
Emerging Markets Discovery Stock
Fund  8,966 159 375 628,709 9,047
Emerging Markets Stock Fund  7,269 143 364 209,656 7,342
Small-Cap Value Fund  6,981 117 507 123,070 7,068
Small-Cap Stock Fund  6,651 106 413 106,295 6,750
New Horizons Fund (2) 5,383 96 225 94,586 5,540
Total Equity Mutual Funds (Cost $227,557) 330,670
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  60 3,125 3,122 639 64
Total Other Mutual Funds (Cost $63) 64

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds  2.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 14,719 6,697 5,083 16,332,852 16,333
Total Short-Term Investments (Cost $16,333) 16,333
Total Investments in Securities 100.0%
(Cost $511,454) $ 599,993
Other Assets Less Liabilities (0.0)% (270)
Net Assets 100.0% $ 599,723
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 20 $ 45
Dynamic Global Bond Fund  (80) (92) 242
Emerging Markets Bond Fund  (152) 602 271
Emerging Markets Discovery Stock Fund  19 297 —
Emerging Markets Stock Fund  (9) 294 —
Equity Index 500 Fund  125 1,865 95
Floating Rate Fund  (19) 11 132
Growth Stock Fund  1,890 1,363 —
Hedged Equity Fund  59 759 —
High Yield Fund  (63) 448 280
International Bond Fund (USD Hedged)  (142) 584 239
International Stock Fund  155 1,248 —
International Value Equity Fund  212 894 —
Limited Duration Inflation Focused Bond Fund  (359) 2,082 137
Mid-Cap Growth Fund  38 538 —
Mid-Cap Value Fund  114 448 —
New Horizons Fund  15 286 —
New Income Fund  (573) 2,965 881
Overseas Stock Fund  202 911 —
Real Assets Fund  25 821 —
Small-Cap Stock Fund  54 406 —
Small-Cap Value Fund  62 477 —
Transition Fund  (12) 1 —
U.S. Large-Cap Core Fund  390 1,383 —
U.S. Treasury Long-Term Index Fund  (396) 1,462 171
Value Fund  563 2,214 —
U.S. Treasury Money Fund, 5.36% — — 204
Totals $ 2,116# $ 22,287 $ 2,697+

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,697 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F187-054Q1 08/24